Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		Accumulated	Net book
December 31, 2013	Cost	depreciation	value

Land and buildings	$532	$70	$462
Computer equipment and software	12,794	9,152	3,642
Furniture and fixtures	6,414	2,408	4,006
Machinery and equipment	96,656	42,439	54,217
Leasehold improvements	16,422	11,400	5,022

	$132,818	$65,469	$67,349

		Accumulated	Net book
December 31, 2012	Cost	depreciation	value

Land and buildings	$575	$64	$511
Computer equipment and software	11,529	8,140	3,389
Furniture and fixtures	4,032	1,913	2,119
Machinery and equipment	80,667	34,219	46,448
Leasehold improvements	15,602	9,875	5,727

	$112,405	$54,211	$58,194